Investment Objectives and Goals - REYNOLDS BLUE CHIP GROWTH FUND	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Reynolds Blue Chip Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Reynolds Blue Chip Growth Fund seeks long-term capital appreciation.